Schedule of Results of the Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Expenses
Field camps expenses	$ 188,522	$ 393,159
Geophysics	18,905	0
Geochemistry	0	2,891
Drilling	93,138	0
Professional Fees	225,693	266,042
General and administrative expenses	329,933	321,808
Impairment of mineral properties	0	0
Depreciation	50,450	46,981
Loss on sale of discontinued operation	0	(107,956)
Discontinued Operations [Member]
Expenses
Field camps expenses	0	27,879
Surveying	0	0
Geophysics	0	2,708
Geochemistry	0	370
Geology	0	112,033
Drilling	0	0
Professional Fees	2,072	28,758
Environmental testing	0	0
General and administrative expenses	85,951	902,343
Gain on sale of capital assets	0	(42,292)
Impairment of mineral properties	0	17,448,198
Depreciation	7,312	46,723
Net loss before discontinuing operation	95,335	18,526,720
Loss on sale of discontinued operation	12,621	0
Net loss from discontinued operation	$ 107,956	$ 18,526,720